Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per common share - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Class A [Member]
Numerator:
Allocation of net (loss) income	$ (1,321,878)	$ 2,068,022
Denominator:
Basic and diluted weighted average shares outstanding	17,250,000	17,250,000
Basic and diluted net (loss) income per common share	$ (0.08)	$ 0.12
Class B [Member]
Numerator:
Allocation of net (loss) income	$ (330,470)	$ 517,005
Denominator:
Basic and diluted weighted average shares outstanding	4,312,500	4,312,500
Basic and diluted net (loss) income per common share	$ (0.08)	$ 0.12